DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
22.44% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000%	09/01/2039	A1	$600,000	$606,120
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	255,178
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	228,335
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	251,180
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	452,123
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	299,901
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	250,435
Madison AL Warrants	5.000	04/01/2035	Aa3	350,000	356,139
Northport AL Warrants	5.000	08/01/2040	AA*	735,000	742,297
Trussville AL Warrants	5.000	10/01/2039	NR	300,000	300,015
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	302,751
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	260,988
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	260,988
SCHOOL IMPROVEMENT BONDS					4,566,450

21.12% of Net Assets
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	95,116
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	369,835
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	298,601
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	137,609
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	230,183
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	192,152
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	193,045
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	197,038
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	273,448
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	283,423
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	149,982
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2041	Aa3	370,000	334,191
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A1	250,000	241,785
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	187,265
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	303,254
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	193,436
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	260,675
Saint Clair AL Board of Education Special Tax School Warrants	5.000	02/01/2040	A1	125,000	127,706
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	195,745
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,015
PUBLIC FACILITIES REVENUE BONDS					4,294,504

18.26% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	183,323
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	362,012
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,039
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,062
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	139,751
Birmingham Jefferson AL Civic Center	5.000	12/01/2043	AA*	500,000	506,475
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	513,790
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	255,640
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	233,970
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	475,560
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	362,322
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	96,753
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	111,569
Saint Clair County AL Public Building Authority	4.000	02/01/2041	AA-*	250,000	220,958
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					3,712,224

15.04% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	334,838
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	229,040
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	364,263
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	252,958
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	298,635
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	203,614
University of AL General Fee Revenue	5.000	09/01/2037	Aa3	250,000	258,395
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	448,189
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	516,705
University of South AL	5.000	04/01/2044	A1	150,000	150,788
MUNICIPAL UTILITY REVENUE BONDS					3,057,425

12.79% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	181,140
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	89,542
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	230,000
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	237,608

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS					UNAUDITED
Alabama Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Birmingham AL Waterworks	4.000%	01/01/2041	Aa2	$225,000	$204,768
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	402,287
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	224,810
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	336,026
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	134,954
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	169,120
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	214,456
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	175,924
REFUNDING BONDS					2,600,635

3.80% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	254,280
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	518,190
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					772,470

3.37% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	183,433
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	242,937
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	258,070
HOSPITAL AND HEALTHCARE REVENUE BONDS					684,440

2.74% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	557,480
Total Investments 99.56% of Net Assets					$20,245,628
(cost $22,175,091 (See (a) below for further explanation)

Other assets in excess of liabilities .44%					89,669
Net Assets 100%					$20,335,297

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor's Corporation
@	Fitch's Investors Service
NR	Not Rated
(a)	Cost for federal income tax purposes is $22,175,091 and net unrealized depreciation of investments is as follows:
	Unrealized appreciation	$826
	Unrealized depreciation	(1,930,289)
	Net unrealized depreciation	$(1,929,463)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		20,245,628
Level 3	Significant Unobservable Inputs		---
$20,245,628

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS 36.17% of Net Assets

KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$239,760
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	405,213
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	267,763
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	413,864
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	429,902
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	668,534
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	447,695
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	448,053
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	693,014
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	455,878
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	2,886,100
KY Association of Counties	4.000	02/01/2038	AA-*	1,045,000	967,200
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	482,846
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	900,680
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	506,013
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	566,517
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	523,460
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	549,056
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	982,619
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,011,812
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,379,224
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	454,529
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	779,764
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	490,661
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	889,810
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	927,134
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	801,494
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	996,665
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	791,486
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,030,862
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	802,243
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	802,256
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	775,866
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	811,493
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	815,399
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	785,396
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	749,660
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	798,388
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	309,166
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	310,396
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	319,415
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	736,494
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,111,414
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,205,066
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,310,162
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	972,056
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,715,310
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,085,750
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	8,955,652
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,358,536
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	4,938,171
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,273,542
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,538,301
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,016,800
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,918,468
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,733,323
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	2,851,793
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,490,002
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,052,264
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,693,368
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	14,345,055
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	14,819,186
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,104,600
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,222,270
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,798,054
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,667,470
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,007,905
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,208,694
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,406,981
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	3,853,699
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	756,639
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,372,600

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
KY State Property & Building #119	5.000%	05/01/2036	A1	$ 10,000,000	$10,330,400
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	513,370
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	830,108
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,048,410
KY State Property & Building #122	4.000	11/01/2035	A1	500,000	475,075
KY State Property & Building #122	4.000	11/01/2036	A1	750,000	701,880
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	622,755
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	4,878,702
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	8,745,209
KY State Property & Building #126	5.000	05/01/2039	A1	5,565,000	5,741,188
KY State Property & Building #126	5.000	05/01/2040	A1	5,845,000	6,004,919
KY State Property & Building #126	5.000	05/01/2041	A1	6,135,000	6,289,725
KY State Property & Building #126	5.000	05/01/2042	A1	2,000,000	2,044,760
KY State Property & Building #126	4.000	05/01/2042	A1	1,980,000	1,733,332
KY State Property & Building #127	5.250	06/01/2040	A1	10,000,000	10,445,300
KY State Property & Building #127	5.250	06/01/2041	A1	8,745,000	9,109,054
KY State Property & Building #127	5.250	06/01/2042	A1	15,975,000	16,674,701
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,659,513
SCHOOL IMPROVEMENT BONDS					270,035,312

22.79% of Net Assets
Adair County KY School District Finance Corporation	4.250	09/01/2040	A1	1,840,000	1,719,535
Adair County KY School District Finance Corporation	4.250	09/01/2042	A1	1,270,000	1,165,949
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	A1	1,495,000	1,327,814
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	A1	1,525,000	1,333,216
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,870,250
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,153,755
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,186,938
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,198,203
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	A1	3,085,000	2,631,227
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	A1	2,500,000	2,172,875
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,744,452
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	2,813,960
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	2,820,329
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	A1	575,000	519,697
Butler County KY School District Finance Corporation	4.000	03/01/2037	A1	360,000	334,771
Butler County KY School District Finance Corporation	4.250	03/01/2040	A1	755,000	698,443
Christian County KY School District Finance Corporation	4.500	10/01/2042	A1	3,555,000	3,401,637
Christian County KY School District Finance Corporation	4.500	10/01/2043	A1	3,605,000	3,422,443
Christian County KY School District Finance Corporation	4.500	10/01/2048	A1	2,000,000	1,852,780
Clark County KY School District Finance Corporation	4.000	03/01/2039	A1	3,090,000	2,766,601
Clark County KY School District Finance Corporation	4.000	03/01/2040	A1	1,475,000	1,308,015
Clay County KY School District Finance Corporation	4.250	09/01/2042	A1	1,500,000	1,339,635
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	A1	490,000	432,915
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,356,600
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,742,162
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,800,658
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	8,906,275
Glasgow KY School District Finance Corporation	3.000	02/01/2042	A1	1,820,000	1,329,255
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	634,251
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	A1	560,000	511,263
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	A1	260,000	239,359
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	264,200
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	989,108
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,039,535
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,173,555
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,318,491
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,180,530
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,434,998
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,490,795
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,235,905
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	11,140,000	9,445,606
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,038,598
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	6,470,000	5,105,089
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	4,385,000	3,399,384
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,473,799
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,128,410
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,151,362
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,177,020
Kenton County KY School District Finance Corporation	3.000	12/01/2040	A1	1,965,000	1,468,641
Kenton County KY School District Finance Corporation	3.000	12/01/2041	A1	2,025,000	1,483,859
Marion County KY School District Finance Corporation	4.000	04/01/2038	A1	1,000,000	900,580
Marion County KY School District Finance Corporation	4.000	04/01/2040	A1	1,190,000	1,052,424
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,106,753

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Meade County KY School District Finance Corporation	4.000%	06/01/2037	A1	$2,255,000	$2,105,629
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,164,032
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	960,298
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,491,563
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	A1	1,000,000	867,410
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	A1	605,000	522,424
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	4,914,010
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,078,405
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,392,898
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,152,305
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,439,295
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,245,322
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,394,902
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,763,897
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	5,817,050
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,756,160
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,815,900
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	A1	490,000	430,088
Woodford County KY School District Finance Corporation	5.000	08/01/2038	A1	1,650,000	1,697,388
Woodford County KY School District Finance Corporation	5.000	08/01/2039	A1	350,000	360,308
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					170,163,189

13.00% of Net Assets
Boyle County KY Centre College	5.000	06/01/2037	A3	2,865,000	2,897,346
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	A3	2,000,000	2,055,940
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,391,873
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,664,385
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,253,505
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	2,899,950
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,353,239
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	184,468
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	645,069
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,016,251
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	2,545,000	2,165,082
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	3,504,072
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	2,865,434
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,013,265
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,157,362
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	1,980,808
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,294,407
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,803,589
Murray State University	5.000	03/01/2032	A1	2,220,000	2,241,134
Murray State University	3.000	09/01/2037	A1	1,310,000	1,041,502
Murray State University	3.000	09/01/2039	A1	1,390,000	1,060,320
Murray State University	3.000	09/01/2041	A1	1,470,000	1,095,870
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	869,752
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	997,550
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,292,512
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,310,821
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,579,048
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	15,571,614
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,143,455
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,511,416
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,136,887
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,153,348
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,173,359
Western KY University	4.000	09/01/2034	A1	575,000	565,984
Western KY University	4.000	09/01/2035	A1	595,000	579,012
Western KY University	4.000	09/01/2036	A1	620,000	591,027
MUNICIPAL UTILITY REVENUE BONDS					97,060,656

8.05% of Net Assets
KY Rural Water Finance Corporation	4.500	02/01/2024	AA-*	880,000	880,106
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	216,125
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	329,356
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	293,351
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	238,434
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	228,211
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	400,667
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	408,310
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	992,070
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,253,816
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,718,789
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,268,730

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2035	Aa3	$4,825,000	$4,957,977
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,819,931
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	9,504,100
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	21,515,000	15,437,655
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	1,748,786
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	303,607
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	303,806
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	308,448
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	313,968
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	318,667
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	321,300
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	324,881
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	240,448
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	268,331
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	296,228
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	192,776
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	303,105
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	376,569
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,045,992
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,093,044
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,788,833
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	1,891,038
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	676,440
PUBLIC FACILITIES REVENUE BONDS					60,063,895

5.23% of Net Assets
Bath County KY Public Properties	4.625	06/01/2045	A1	1,040,000	986,045
Bath County KY Public Properties	4.625	06/01/2046	A1	1,090,000	1,026,409
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,328,525
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,069,520
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,149,548
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,491,435
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,339,565
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,662,419
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,105,750
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,607,035
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	820,250
Laurel County KY General Obligation	4.000	05/01/2031	A2	1,295,000	1,285,754
Laurel County KY General Obligation	4.000	05/01/2034	A2	1,440,000	1,420,387
Laurel County KY General Obligation	4.000	05/01/2035	A2	1,495,000	1,463,710
Laurel County KY General Obligation	4.000	05/01/2036	A2	1,555,000	1,485,165
Laurel County KY General Obligation	4.000	05/01/2037	A2	1,620,000	1,524,096
Laurel County KY General Obligation	4.000	05/01/2038	A2	1,680,000	1,550,086
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,325,000	2,309,746
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	A1	1,180,000	1,050,778
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	992,626
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	694,545
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	699,799
HOSPITAL AND HEALTHCARE REVENUE BONDS					39,063,193

4.54% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,781,511
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,349,732
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,141,668
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,226,242
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,000,100
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,153,096
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,564,754
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	6,309,892
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	1,000,000	872,810
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,762,898
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	2,743,040
PREREFUNDED BONDS					33,905,743

3.88% of Net Assets
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,615,217
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,385,263
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	702,388
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	732,707
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	768,079
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,165,430
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	350,051
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	3,815,000	3,832,358
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,428,647
					28,980,140

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS 2.85% of Net Assets

KY State Turnpike Economic Development Road Revenue	5.000%	07/01/2029	Aa3	$4,000,000	$4,110,520
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,334,094
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	1,845,290
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,146,824
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	413,372
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	514,255
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa3	1,100,000	1,142,900
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa3	3,255,000	3,373,286
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa3	2,250,000	2,325,780
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa3	3,555,000	3,660,655
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa3	1,400,000	1,437,002
STATE AND LOCAL MORTGAGE/HOUSING BONDS					21,303,978

1.68% of Net Assets
KY Housing	4.250	01/01/2034	Aaa	250,000	239,145
KY Housing	4.300	07/01/2034	Aaa	325,000	310,398
KY Housing	4.350	01/01/2035	Aaa	310,000	296,137
KY Housing	4.350	07/01/2035	Aaa	605,000	581,242
KY Housing	4.400	07/01/2038	Aaa	3,005,000	2,884,890
KY Housing	4.700	07/01/2043	Aaa	3,500,000	3,330,915
KY Housing	4.800	07/01/2048	Aaa	5,200,000	4,904,951
REFUNDING BONDS					12,547,678

1.23% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	415,910
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	429,785
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	424,402
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	404,773
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,737,102
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	4,775,355
AIRPORT REVENUE BONDS					9,187,327

0.67% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	245,998
Kenton County Airport	5.000	01/01/2034	A1	275,000	289,234
Kenton County Airport	5.000	01/01/2035	A1	300,000	314,511
Kenton County Airport	5.000	01/01/2036	A1	325,000	338,527
Kenton County Airport	5.000	01/01/2037	A1	250,000	258,495
Kenton County Airport	5.000	01/01/2038	A1	500,000	512,964
Kenton County Airport	5.000	01/01/2039	A1	500,000	512,020
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,535,550
AD VALOREM PROPERTY BONDS					5,007,299

0.33% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	628,671
Henderson KY	3.000	09/01/2043	Aa3	870,000	635,144
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,176,140
					2,439,955
Total Investments 100.42% of Net Assets					$749,758,365
(cost $813,592,736) (See (a) below for further explanation)

Liabilities in excess of assets (0.42)%					(3,160,616)
Net Assets 100%					$746,597,749

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $813,592,736 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$49,298
Unrealized depreciation	(63,883,669)
Net unrealized depreciation	$(63,834,371)

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2023

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023 involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		749,758,365
Level 3	Significant Unobservable Inputs		---
749,758,365

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds					,
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value

SCHOOL IMPROVEMENT BONDS 16.25% of Net Assets

Anderson County KY School District Finance Corporation	3.000%	02/01/2029	A1	$500,000	$475,465
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	715,134
Fayette County KY School District Finance Corporation	5.000	03/01/2024	Aa3	250,000	251,128
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	499,930
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,248,697
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	464,856
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	A1	425,000	408,655
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	252,090
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	910,755
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	203,324
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	294,870
PUBLIC FACILITIES REVENUE BONDS					5,724,904

16.01% of Net Assets
Hardin County KY Library	5.000	02/01/2024	Aa2	395,000	396,185
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,021,200
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	300,006
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	A1	700,000	706,278
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	559,368
Mercer County KY Public Property	4.000	08/01/2024	A1	720,000	719,323
Oldham County KY Public Facilities	5.000	02/01/2024	A1	285,000	285,912
Oldham County KY Public Facilities	5.000	02/01/2025	A1	325,000	328,754
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	344,461
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	699,475
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	A1	280,000	278,547
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					5,639,509

14.23% of Net Assets
Eastern KY University	5.000	10/01/2026	A1	655,000	673,936
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	A3	320,000	318,221
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	168,715
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	746,025
University of Louisville	5.000	03/01/2024	A1	350,000	351,197
University of Louisville	5.000	03/01/2024	A1	2,000,000	2,006,840
University of Louisville	4.000	09/01/2030	A1	745,000	747,324
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					5,012,258

12.94% of Net Assets
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	629,074
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	263,720
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	767,812
KY State Property & Building #126	5.000	05/01/2030	A1	750,000	796,162
KY State Property & Building #127	5.000	06/01/2029	A1	1,000,000	1,055,440
Somerset KY	5.000	06/01/2028	A1	605,000	639,497
Somerset KY	5.000	06/01/2029	A1	380,000	405,050
TURNPIKES/TOLLROAD/HIGHWAY BONDS					4,556,755

11.40% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	505,280
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	569,181
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	330,000	335,792
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,183,236
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,422,894
MUNICIPAL UTILITY REVENUE BONDS					4,016,383

9.30% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,000,220
Frankfort Electric & Water	4.000	12/01/2023	NR	440,000	439,802
Henderson KY	4.000	06/01/2028	Aa3	385,000	387,761
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	633,967
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,424
HOSPITAL AND HEALTHCARE REVENUE BONDS					3,277,174

7.80% of Net Assets
KY Bond Development Corporation St Elizabeth Medical Center	5.000	05/01/2024	AA*	1,440,000	1,447,416
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,298,388
STATE AND LOCAL MORTGAGE/HOUSING BONDS					2,745,804

4.04% of Net Assets
KY Housing	3.650	07/01/2027	Aaa	660,000	648,377
KY Housing	3.750	07/01/2028	Aaa	345,000	337,189
KY Housing	3.850	07/01/2029	Aaa	450,000	437,958
					1,423,524

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value

PREREFUNDED BONDS 3.88% of Net Assets

KY State Property & Building #106	5.000%	10/01/2024	A1	750,000	750,045
KY State Property & Building #106	5.000	10/01/2025	A1	615,000	615,037
AD VALOREM PROPERTY BONDS					1,365,082

1.82% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	640,140
REFUNDING BONDS
1.62% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	571,445
AIRPORT REVENUE BONDS
1.46% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	512,825
Total Investments 100.75% of Net Assets					$35,485,803
(cost $36,740,799) (See (a) below for further explanation)

Liabilities in excess of assets (0.75) %					(263,147)
Net Assets 100%					$35,222,656

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $36,740,799 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	462
Unrealized depreciation	(1,255,458)
Net unrealized depreciation	(1,254,996)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs		Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		35,485,803
Level 3	Significant Unobservable Inputs		---
35,485,803

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.35% of Net Assets
Alcorn MS University Educational Building Corporation	5.000%	09/01/2025	Aa2	$100,000	$101,811
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	447,228
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	127,553
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	291,030
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	131,663
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	235,368
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	238,603
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	211,103
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	176,262
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	106,953
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	94,647
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	370,526
PREREFUNDED BONDS					2,532,747

11.88% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	151,946
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	700,922
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	50,082
MS State General Obligation	5.000	10/01/2033	Aa2	150,000	158,342
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					1,061,292

10.66% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	202,462
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	310,074
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	174,704
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	75,869
MS Development Bank Special Obligation Marshall Highway	3.750	01/01/2035	Aa3	200,000	189,228
SCHOOL IMPROVEMENT BONDS					952,337

9.66% of Net Assets
Mississippi State	4.000	10/01/2039	Aa2	200,000	184,374
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	102,621
MS Development Bank Special Obligation Lafayette County School District	4.000	04/01/2033	AA*	100,000	97,679
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	91,526
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	190,000	188,786
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	92,334
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	105,646
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					862,966

9.26% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	79,917
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	126,084
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	126,496
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	195,006
MS Development Bank Special Obligation Pascagoula	4.000	07/01/2024	AA*	300,000	299,853
REFUNDING BONDS					827,356

8.96% of Net Assets
Flowood MS	3.500	10/01/2026	AA+*	300,000	293,880
MS State Refunding	4.000	10/01/2036	Aa2	290,000	277,771
Starkville MS	4.000	06/01/2032	A1	230,000	228,491
HOSPITAL AND HEALTHCARE REVENUE BONDS					800,142

6.20% of Net Assets
Jones County MS Hospital	4.000	04/01/2026	AA*	305,000	305,576
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	20,000	20,050
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2025	Aa2	120,000	121,936
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	105,857
STATE AND LOCAL MORTGAGE/HOUSING BONDS					553,419

5.93% of Net Assets
Mississippi State Home Corporation	3.950	12/01/2042	Aaa	100,000	85,812
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	321,402
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	122,310
MUNICIPAL UTILITY REVENUE BONDS					529,524

5.03% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer	4.000	07/01/2046	A+*	175,000	144,513
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Ba2	150,000	150,487
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	154,655
PUBLIC FACILITIES REVENUE BONDS					449,655

1.05% of Net Assets
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	93,443

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
September 30, 2023
Total Investments 96.98% of Net Assets	$8,662,881
(cost $9,080,894) (See (a) below for further explanation)

Other assets in excess of liabilities 3.02%	269,847
Net Assets 100%	$8,932,728

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $9,080,894 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$94
Unrealized depreciation	(418,107)
Net unrealized depreciation	$(418,013)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		8,662,881
Level 3	Significant Unobservable Inputs		---
$8,662,881

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
19.77% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$254,640
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	254,438
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	122,556
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	245,788
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	791,550
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,478,208
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,619,721
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	381,020
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	287,811
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	723,990
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	1,902,440
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	515,210
Duplin County NC Limited Obligation	5.000	04/01/2032	A1	750,000	767,355
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	884,186
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	198,446
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	750,000	717,900
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	500,000	471,795
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	509,120
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	501,825
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	546,733
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	269,727
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	234,393
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	229,938
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	383,990
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	454,205
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	293,618
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,011,870
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	758,753
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,160,757
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	346,686
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	570,017
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	688,003
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	721,260
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,475,610
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	356,269
PUBLIC FACILITIES REVENUE BONDS					23,129,828

16.47% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	972,780
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	2,868,630
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	478,105
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	935,590
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	191,440
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	588,150
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	974,990
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	983,672
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	255,838
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	510,510
Hoke County NC Limited Obligation	3.000	06/01/2039	Aa3	1,065,000	833,435
Hoke County NC Limited Obligation	3.000	06/01/2040	Aa3	750,000	575,933
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa2	500,000	465,330
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa2	365,000	341,151
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	501,905
Moore County NC	3.000	06/01/2039	Aa2	350,000	277,823
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	508,875
Orange County NC	4.000	10/01/2036	Aa1	375,000	364,976
Orange County NC	4.000	10/01/2037	Aa1	375,000	360,199
Orange County NC	4.000	10/01/2038	Aa1	275,000	261,269
Orange County NC	4.000	10/01/2038	Aa1	765,000	726,804
Orange County NC	4.000	10/01/2039	Aa1	200,000	188,024
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,437,210
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	239,458
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	619,227
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	312,662
Surry County NC Limited Obligation	3.000	10/01/2039	Aa3	1,000,000	776,780
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	850,841
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	479,875
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	225,504
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	163,909
					19,270,895

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
14.75% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000%	04/01/2031	Aa2	$500,000	$508,330
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa3	1,000,000	941,420
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa4	500,000	355,085
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	553,735
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	692,138
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	732,004
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa1	1,000,000	1,014,780
Durham NC Utility System Revenue	3.000	08/01/2042	Aa1	1,250,000	940,825
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,014,800
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	580,078
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	254,730
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	271,590
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	129,378
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	269,392
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	206,162
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	183,058
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,153,485
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	509,785
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	390,706
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	354,880
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	931,712
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	474,885
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,750,000	1,584,730
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,500,000	1,057,185
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	167,283
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,128,252
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	510,175
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	355,025
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					17,265,608

11.47% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	490,610
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,037,690
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	224,993
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	324,379
Scotland County NC	5.000	12/01/2033	A*	250,000	257,085
University of NC at Asheville	4.000	06/01/2036	A2	1,350,000	1,286,535
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	718,125
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	255,178
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	712,845
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	242,795
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	240,898
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	732,405
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	480,455
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	437,593
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	369,065
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	381,943
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,277,342
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	557,893
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	478,560
University of North Carolina	5.000	10/01/2033	A2	30,000	29,468
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,040,020
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,017,330
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	829,059
PREREFUNDED BONDS					13,422,266

10.73% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	500,000	504,085
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	291,366
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	759,645
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,175,817
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,023,350
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,581,690
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	500,030
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	598,600
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,006,050
University of NC Charlotte	5.000	04/01/2040	Aa3	1,550,000	1,576,738
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	904,500
University of NC Greensboro	5.000	04/01/2039	Aa3	2,120,000	2,130,600
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	502,445
					12,554,916

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
6.88% of Net Assets
Asheville NC Limited Obligation	3.000%	04/01/2041	Aa1	$250,000	$191,880
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,019,700
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,151
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	764,408
Chatham County NC	5.000	11/01/2032	Aa2	825,000	843,843
Durham County NC	4.000	06/01/2036	Aaa	225,000	221,690
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	252,231
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,265,575
Raleigh NC	4.000	04/01/2043	Aaa	695,000	640,838
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	503,910
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	926,330
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	454,010
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	126,855
HOSPITAL AND HEALTHCARE REVENUE BONDS					8,051,421

6.87% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2033	Aa3	210,000	220,634
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	610,177
Charlotte Mecklenburg NC Hospital Authority Atrium Health	4.000	01/15/2043	Aa3	250,000	225,588
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,499,970
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	761,783
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2039	A2	550,000	496,062
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,750,000	1,543,797
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,386,884
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	932,100
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	366,304
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					8,043,299

3.99% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	611,820
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	373,264
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	340,177
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	464,235
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,522,275
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	289,181
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,073,675
AIRPORT REVENUE BONDS					4,674,627

3.92% of Net Assets
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	257,773
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,102,675
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	258,183
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	480,135
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	719,712
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,345,736
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	428,698
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					4,592,912

3.33% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	202,816
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	516,750
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,458,349
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	245,000
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	473,650
STATE AND LOCAL MORTGAGE/HOUSING BONDS					3,896,565

.29% of Net Assets
NC State Housing Finance Authority	4.350	07/01/2043	Aa1	375,000	341,524
Total Investments 98.47% of Net Assets					$115,243,861
(cost $125,766,896) (See (a) below for further explanation)

Other assets in excess of liabilities 1.53%					1,788,828
Net Assets 100%					$117,032,689

# Ratings by Moody's Investors Services, Inc. unless noted otherwise.	All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $125,766,896 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$3,955
Unrealized depreciation	(10,526,990)
Net unrealized depreciation	$(10,523,035)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2023

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		115,243,861
Level 3	Significant Unobservable Inputs		---
$115,243,861

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
29.90% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$200,146
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	514,003
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	112,483
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	254,203
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	411,462
University of NC Wilmington	4.000	06/01/2029	A1	750,000	750,533
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	198,718
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	310,737
Western Carolina University	5.000	10/01/2025	Aa3	225,000	230,036
Western Carolina University	5.000	06/01/2027	AA*	250,000	255,880
SCHOOL IMPROVEMENT BONDS					3,238,201

13.53% of Net Assets
Brunswick County NC	5.000	08/01/2028	Aaa	250,000	267,352
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	255,450
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	79,004
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	185,992
Scotland County NC	5.000	12/01/2025	A*	270,000	275,098
Scotland County NC	5.000	12/01/2026	A*	250,000	257,365
Scotland County NC	5.000	12/01/2027	A*	140,000	146,034
MUNICIPAL UTILITY REVENUE BONDS					1,466,295

12.35% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa2	250,000	254,385
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	251,438
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	97,633
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	200,268
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	100,000	101,305
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	140,000	141,603
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	128,098
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	162,477
REFUNDING BONDS					1,337,207

8.75% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	99,997
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	102,600
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	130,796
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	105,125
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	165,276
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	127,264
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	216,315
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					947,373

8.24% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	200,000	213,980
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	120,000	121,690
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	20,000	21,398
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	241,283
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	293,866
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					892,217

7.70% of Net Assets
Davidson County NC Limited Obligation	5.000	06/01/2028	Aa2	315,000	325,556
Fuquay-Varina NC	5.000	08/01/2024	Aa1	250,000	252,710
Fuquay-Varina NC	5.000	08/01/2025	Aa1	250,000	255,535
PUBLIC FACILITIES REVENUE BONDS					833,801

7.23% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	509,360
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	273,106
HOSPITAL AND HEALTHCARE REVENUE BONDS					782,466

3.80% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	231,215
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	180,099
PREREFUNDED BONDS					411,314

3.15% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	158,169
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	183,546
					341,715

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
1.21% of Net Assets
Smithville Township NC	5.000%	06/01/2024	Aa2	$130,000	$130,984
LEASE REVENUE BONDS
.99% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	107,332
AIRPORT REVENUE BONDS
.75% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	81,243
Total Investments 97.60% of Net Assets					$10,570,148
(cost $10,887,850) (See (a) below for further explanation)

Other assets in excess of liabilities 2.40%					259,728
Net Assets 100%					$10,829,876

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent chan

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $10,887,850 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	-
Unrealized depreciation	(317,702)
Net unrealized appreciation	(317,702)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		10,570,148
Level 3	Significant Unobservable Inputs		---
10,570,148

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
32.98% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$254,480
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	2,325,000	2,349,504
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	497,800
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	452,894
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,437,034
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	771,185
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	754,613
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	243,333
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	650,860
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	590,696
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	308,171
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	929,970
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	505,280
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	467,995
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	252,528
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	252,740
Knox County TN	4.000	06/01/2043	Aa1	500,000	455,365
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	691,470
Knoxville TN Electric Revenue	4.000	07/01/2044	Aa2	670,000	599,201
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	300,350
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	366,019
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	436,556
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	768,760
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	759,008
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,235,278
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	503,480
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	502,890
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2037	Aa2	250,000	257,393
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	819,828
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	678,945
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	248,419
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	521,040
SCHOOL IMPROVEMENT BONDS					19,863,085

12.64% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	477,115
Coffee County TN	4.000	06/01/2041	AA-*	620,000	570,357
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	260,115
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,119,801
Montgomery County TN	4.000	04/01/2036	AA*	260,000	253,991
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,846,214
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	464,760
Shelby County TN	5.000	04/01/2037	Aa1	500,000	515,540
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,402,654
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	190,740
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	511,390
HOSPITAL AND HEALTHCARE REVENUE BONDS					7,612,677

10.43% of Net Assets
Knox County TN Health East Tennessee Children's Hospital	4.000	11/15/2048	A*	900,000	723,564
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	2,500,000	2,537,050
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	948,860
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,558,086
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A1	500,000	510,175
PREREFUNDED BONDS					6,277,735

9.96% of Net Assets
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	238,440
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	228,107
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,266,687
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	502,725
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	251,363
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	804,360
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	653,582
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,049,300
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					5,994,564

8.86% of Net Assets
Germantown TN	3.000	12/01/2050	Aaa	415,000	278,810
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,032,864
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,471,455
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	498,245
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	482,030
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,572,525
					5,335,929

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
6.62% of Net Assets
Hamblen County TN	4.000%	05/01/2039	Aa3	$1,250,000	$1,164,512
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,283,750
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	630,284
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	366,616
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	543,972
STATE AND LOCAL MORTGAGE/HOUSING BONDS					3,989,134

4.73% of Net Assets
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,500,000	1,388,670
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	90,904
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,500,000	1,370,670
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					2,850,244

4.30% of Net Assets
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	864,322
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	949,289
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	773,395
AIRPORT REVENUE BONDS					2,587,006

3.72% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	814,336
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	254,778
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,169,407
REFUNDING BONDS					2,238,521

3.37% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,021,490
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	251,200
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	251,225
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	502,825
					2,026,740
Total Investments 97.61% of Net Assets					$58,775,635
(cost $62,939,998) (See (a) below for further explanation)
Other assets in excess of liabilities 2.39%					1,438,880
Net Assets 100%					$60,214,515

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $62,939,998 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$2,980
Unrealized depreciation	(4,167,343)
Net unrealized depreciation	$(4,164,363)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		58,775,635
Level 3	Significant Unobservable Inputs		---
$58,775,635

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2023

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
36.00% of Net Assets
Loudon County TN	5.000%	06/01/2025	Aa2	$150,000	$153,005
Maryville TN	5.000	06/01/2026	Aa2	350,000	361,638
Memphis TN	4.125	04/01/2024	Aa2	100,000	100,141
Memphis TN General Improvement	5.000	11/01/2023	Aa2	200,000	200,200
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	207,340
Putnam County TN	4.000	04/01/2025	Aa2	100,000	100,115
Sevierville TN	5.000	05/01/2028	Aa3	125,000	132,337
MUNICIPAL UTILITY REVENUE BONDS					1,254,776

30.28% of Net Assets
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	256,148
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	152,760
Maryville TN	4.000	06/01/2029	Aa2	250,000	251,438
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2025	Aa2	135,000	137,625
Springfield TN	5.000	06/01/2027	Aa2	245,000	257,463
SCHOOL IMPROVEMENT BONDS					1,055,434

14.70% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	251,660
White County TN	4.000	06/01/2027	AA-*	260,000	260,741
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					512,401

9.34% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	100,119
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	225,268
PUBLIC FACILITIES REVENUE BONDS					325,387

2.91% of Net Assets
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	100,000	101,318
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.00% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	34,948
Total Investments 94.23% of Net Assets					$3,284,264
(cost $3,366,612) (See (a) below for further explanation)

Other assets in excess of liabilities 5.77%					201,202
Net Assets 100%					$3,485,466

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $3,366,612 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$-
Unrealized depreciation	(82,348)
Net unrealized depreciation	$(82,348)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2023

The following is a summary of the inputs used, as of September 30, 2023 involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		3,284,264
Level 3	Significant Unobservable Inputs		---
$3,284,264

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
61.14% of Net Assets
Federal Home Loan Bank	4.900%	11/28/2023	Aaa	$500,000	$499,375
Federal Home Loan Bank	3.400	07/19/2024	Aaa	900,000	884,368
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,500,000	1,496,795
Federal Home Loan Bank	5.250	10/28/2024	Aaa	350,000	348,043
Federal Home Loan Bank	4.000	01/22/2025	Aaa	900,000	881,476
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	482,959
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	874,589
Federal Home Loan Bank	5.000	04/24/2026	Aaa	300,000	296,284
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	233,956
FREDDIE MAC					5,997,845

26.43% of Net Assets
Federal Home Loan Mortgage Corporation	3.000	06/13/2024	Aaa	250,000	245,539
Federal Home Loan Mortgage Corporation	5.100	11/26/2024	Aaa	500,000	496,400
Federal Home Loan Mortgage Corporation	5.020	01/27/2025	Aaa	250,000	247,554
Federal Home Loan Mortgage Corporation	4.950	11/28/2025	Aaa	1,000,000	991,433
Federal Home Loan Mortgage Corporation	5.500	08/28/2026	Aaa	250,000	248,132
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	500,000	364,196
FEDERAL FARM CREDIT					2,593,254

9.14% of Net Assets
Federal Farm Credit Bank	5.050	07/28/2028	Aaa	250,000	243,550
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	750,000	652,880
					896,430
Total Investments 96.71% of Net Assets					$9,487,529
(cost $9,892,819) (See (a) below for further explanation)

Other assets in excess of liabilities 3.29%					322,906
Net Assets 100%					$9,810,435

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent chang

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $9,892,819 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$-
Unrealized depreciation	(405,290)
Net unrealized depreciation	$(405,290)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	---
Level 2	Other Significant Observable Inputs	$9,487,529
Level 3	Significant Unobservable Inputs	---
$9,487,529

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supporte by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2023		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
23.00% of Net Assets
Grant County WA Public Utility District	3.336%	01/01/2041	Aa3	$125,000	$91,911
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	152,203
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	215,446
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	96,831
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	307,125
PUBLIC FACILITIES REVENUE BONDS					863,516

16.68% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	75,000	61,844
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	162,674
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	211,991
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	118,544
Rhode Island Convention Center	6.060	05/15/2035	A1/	70,000	71,281
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					626,334

11.61% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	103,503
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	332,629
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					436,132

8.68% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	325,959
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.67% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	A1	250,000	250,285
SCHOOL IMPROVEMENT BONDS
6.66% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	250,000	250,057
MARINA/PORT AUTHORITY REVENUE BONDS
6.06% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	227,522
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.13% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	192,781
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.12% of Net Assets
VA State Housing Development Authority	3.230	11/01/2050	Aa1	250,000	154,763
AIRPORT REVENUE BONDS
2.12% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	79,712
PREREFUNDED BONDS
.64% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	23,917
Total Investments 91.37% of Net Assets					$3,430,978
(cost $3,954,038) (See (a) below for further explanation)

Other assets in excess of liabilities 8.63%					324,223
Net Assets 100%					$3,755,201

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a)Cost for federal income tax purposes is $3,963,940 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	16,246
Unrealized depreciation	(549,208)
Net unrealized depreciation	$(532,962)

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2023

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2023.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		3,430,978
Level 3	Significant Unobservable Inputs		---
$3,430,978

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.